Share Capital and Reserves (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
DisclosureOfMiscellaneousEquityLineItems [Line Items]
Share-based compensation expense	$ 42,124	$ 0	$ 0
Share Capital
DisclosureOfMiscellaneousEquityLineItems [Line Items]
Common shares issued	175,602,894	170,602,894
Common shares outstanding	175,602,894	170,602,894	168,786,227	145,424,061
Common shares issued pursuant to property agreements	5,000,000	1,816,667	3,761,111